Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities primarily consist of the following:
	September 30, 2024	September 30, 2023
	US$	US$
Accounts payable	1,206,940	210,100
Student refundable deposits	1,403,121	1,407,121
Accrued commission expenses	420,118	269,621
Other payables	203,292	234,209
Total	3,233,471	2,121,051